Financial Instruments - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 31,036	[1],[2],[3]	$ 34,926	[1],[2],[3]
Current portion not included above	2,449		6
Senior Unsecured Debt At 6.20 March 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	3,327	[4]	3,248	[4]
Debt instrument rate	6.20%
Senior Unsecured Debt At 5.35 March 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	3,065	[4]	3,069	[4]
Debt instrument rate	5.35%
Senior Unsecured Debt At 7.20 March 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	2,903	[4]	2,948	[4]
Debt instrument rate	7.20%
Senior Unsecured Debt At 4.75 Euro June 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	2,638	[5]	2,583	[5]
Debt instrument rate	4.75%
Senior Unsecured Debt At 5.75 Euro June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	2,634	[5]	2,581	[5]
Debt instrument rate	5.75%
Senior Unsecured Debt At 3.625 Euro June 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	0	[5],[6]	2,392	[5],[6]
Debt instrument rate	3.625%
Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]
Debt Instrument [Line Items]
Long-term debt	2,407	[5]	2,306	[5]
Debt instrument rate	6.50%
Senior Unsecured Debt At 5.95 April 2037 [Member]
Debt Instrument [Line Items]
Long-term debt	2,086		2,088
Debt instrument rate	5.95%
Senior Unsecured Debt At 5.50 February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	1,832		1,893
Debt instrument rate	5.50%
Senior Unsecured Debt At 5.50 March 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	0	[7]	1,564	[7]
Debt instrument rate	5.50%
Senior Unsecured Debt At 4.55 Euro May 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	1,384		1,325
Debt instrument rate	4.55%
Senior Unsecured Debt At 4.75 Euro December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	1,284		1,266
Debt instrument rate	4.75%
Senior Unsecured Debt At 5.50 February 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	1,048		1,061
Debt instrument rate	5.50%
Notes And Other Debt At 5.28 2012-2018 [Member]
Debt Instrument [Line Items]
Long-term debt	2,254	[8]	2,302	[8]
Debt instrument rate	5.28%
Notes And Other Debt At 6.51 2021-2036 [Member]
Debt Instrument [Line Items]
Long-term debt	3,403	[9]	3,435	[9]
Debt instrument rate	6.51%
Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 771	[10]	$ 865	[10]
Debt instrument rate	2.48%

[1]	The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[2]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[3]	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.
[4]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.
[5]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.
[6]	At December 31, 2012, the note has been reclassified to Current portion of long-term debt.
[7]	At December 31, 2012, the note had been called and is no longer outstanding.
[8]	Contains debt issuances with a weighted-average maturity of approximately 4 years.
[9]	Contains debt issuances with a weighted-average maturity of approximately 17 years.
[10]	Contains debt issuances with a weighted-average maturity of approximately 3 years.